Subsequent events (Details) $ / shares in Units, $ in Thousands, € in Millions												12 Months Ended
	Mar. 28, 2025 USD ($) vessel	Mar. 24, 2025 vessel T	Mar. 10, 2025 USD ($)	Mar. 04, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Feb. 04, 2025 USD ($) twenty-footEquivalent	Jan. 27, 2025 USD ($) T	Jan. 13, 2025 USD ($)	Jan. 09, 2025 USD ($)	May 21, 2024 USD ($) T	Jun. 17, 2021 USD ($)	Dec. 31, 2024 USD ($) T	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2025	Apr. 03, 2025 shares	Mar. 27, 2025 shares	Mar. 12, 2025 shares	Jan. 23, 2025 T	Jan. 09, 2025 EUR (€)	Jan. 07, 2025 T	Jun. 17, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from the sale of vessels (Note 8)												$ 1,718,862	$ 1,206,636	$ 356,730
Non-current assets or disposal groups classified as held for sale												165,583	871,876	$ 18,459
Notional Value												$ 111,545	$ 93,607
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited
Disclosure of non-adjusting events after reporting period [line items]
Notional Value											$ 9,900											€ 9.5
Borrowings term											5 years
Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited | FIXED RATE INSTRUMENTS
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate											1.75%											1.75%
Borrowings term											3 years
Entering into significant commitments or contingent liabilities | Ammonia Carrier AS
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent						1,400
Notional Value						$ 26,300
Borrowings term						7 years
Entering into significant commitments or contingent liabilities | Secured Revolving Loan Due 2030 With Margin Rate At 4.15%
Disclosure of non-adjusting events after reporting period [line items]
Notional Value									$ 23,800											€ 22.9
Entering into significant commitments or contingent liabilities | Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited
Disclosure of non-adjusting events after reporting period [line items]
Notional Value | €																				€ 9.5
Borrowings term									5 years
Entering into significant commitments or contingent liabilities | Senior Secured Credit Facility, FRS Windcat 28, FRS Windcat 34, FRS Windcat 35, FRS Windcat 42 and FRS Windcat 43 | FRS Windcat Offshore Logistics Limited | FIXED RATE INSTRUMENTS
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate									4.15%											4.15%
Borrowings term									3 years
Entering into significant commitments or contingent liabilities | Bridge facility from KBC Bank NV, Crédit Agricole CIB, Société Générale
Disclosure of non-adjusting events after reporting period [line items]
Notional Value				$ 1,400,000
Borrowings term				9 months
Borrowings maturity, extension				6 months
Major business combination | Golden Ocean Group Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired															49.00%
Major business combination | Golden Ocean Group Limited | Hemen Holding Limited
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired (in shares) | shares				81,363,730												9,689,297	7,347,277	81,363,730
Percentage of voting equity interests acquired				41.00%												49.40%	44.50%
Price per share acquired (in USD per share) | $ / shares				$ 14.49
Number of shares owned (in shares) | shares																98,400,304	88,711,007
Cap Lara
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T												158,826
Proceeds from the sale of vessels (Note 8)												$ 33,200
Non-current assets or disposal groups classified as held for sale												$ 14,400
Cap Lara | Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T												158,826
Proceeds from the sale of vessels (Note 8)												$ 33,200
Non-current assets or disposal groups classified as held for sale												14,400
Cap Lara | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Gain			$ 18,800
Cap Lara | Other disposals of assets | Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Gain					$ 18,800
Newcastlemax Mineral Portugal | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T																					210,754
Hydrogen Powered (Dual Fuel) Multifunctional Port Utility Vessel (MPHUV) | Major purchases of assets | Windcat Workboats International BV | Vessels
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of vessels								$ 6,100
Alsace | Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T										320,350
Proceeds from the sale of vessels (Note 8)										$ 96,900
Non-current assets or disposal groups classified as held for sale												$ 69,400
Alsace | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Gain							$ 27,500
Alsace | Other disposals of assets | Vessels
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T							299,999
Ammonia-powered container vessel | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of ships ordered | vessel		9
3 ammonia-fitted Newcastlemax bulk carriers | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Time charter agreement, contract term		12 years
3 ammonia-fitted Newcastlemax bulk carriers | Major purchases of assets | CBM.TECH NV and MOL CHECMICAL TANKERS PTE. LTD
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T		210,000
Number of ships ordered | vessel		3
6 chemical tankers | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of ships ordered | vessel		6
2 ammonia-fitted chemical tankers | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of ships ordered | vessel		2
Time charter agreement, contract term		10 years
4 ammonia-ready chemical tankers | Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of ships ordered | vessel		4
Time charter agreement, contract term		7 years
5 VLCCs | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional Value	$ 392,700
Number of ships ordered | vessel	5
Borrowings maturity, pre-delivery term	2 years
Borrowings maturity, post-delivery term	12 years
Newcastlemax Mineral Osterreich | Major delivery of assets
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity | T																			210,761